Provision for Asset Retirement Obligation - Fuel Tanks - Changes in the provision for asset retirement obligation (Detail) - Asset Retirement Obligation [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Post Employment Benefits [line items]
Beginning balance	R$ 64,774	R$ 77,564	R$ 74,716
Additions (new tanks)	264	537	483
Expense with tanks removed	(12,752)	(15,432)	(2,785)
Accretion expense	2,381	2,105	5,150
Ending Balance	54,667	R$ 64,774	R$ 77,564
Current	4,382
Non-current	R$ 50,285